Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Summary of PPE

Carrying amount of Integrated Gas and Upstream assets

							$ billion
	2016	2017	2018	2019	2020	2021	2022
Integrated Gas	95	94	91	93	79	75	75
Upstream	136	128	123	119	106	91	88
Total at December 31	231	222	214	212	185	166	163

Carrying amount of production assets

							$ billion
	2016	2017	2018	2019	2020	2021	2022
At December 31	169	154	149	141	125	112	111
Right of use assets				9	7	6	6
Total at December 31	169	154	149	150	132	118	117

Carrying amount of exploration and evaluation assets

							$ billion
	2016	2017	2018	2019	2020	2021	2022
At December 31	19	19	18	15	9	7	6

Carrying amount of Chemicals and Production assets

							$ billion
	2016	2017	2018	2019	2020	2021	2022
Chemicals	15	16	18	22	25	27	28
Refineries	10	14	14	13	7	6	6
Other	1	8	7	12	11	11	11
Total at December 31	26	38	39	47	43	44	45
4. Climate change and energy transition continued

Carrying amount of refineries

							$ billion
	2016	2017	2018	2019	2020	2021	2022
At December 31	10	14	14	13	7	6	6
Assets classified as held for sale						1
Total at December 31	10	14	14	13	7	7	6

Carrying amount of Marketing assets

						$ billion
	2017	2018	2019	2020	2021	2022
At December 31	15	15	20	23	25	29

Carrying amount of Renewables and Energy Solutions assets

						$ billion
	2017	2018	2019	2020	2021	2022
At December 31	1	1	3	3	5	9

2022 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	12,679	285,903	104,182	34,005	436,769
Additions	1,564	11,954	6,928	7,808	28,254
Sales, retirements and other movements [B]	(2,469)	(14,541)	(2,548)	(242)	(19,800)
Currency translation differences	(209)	(6,300)	(1,777)	(1,976)	(10,262)
At December 31	11,565	277,016	106,785	39,595	434,961
Depreciation, depletion and amortisation, including impairments
At January 1	5,580	167,530	55,131	13,596	241,837
Charge for the year [C]	397	9,709	5,149	2,055	17,310
Sales, retirements and other movements [B]	(765)	(13,207)	(2,054)	(396)	(16,422)
Currency translation differences	(50)	(4,370)	(1,325)	(661)	(6,406)
At December 31	5,162	159,662	56,901	14,594	236,319
Carrying amount at December 31	6,403	117,354	49,884	25,001	198,642
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification to assets classified as held for sale. (See Note 18).
[C]Includes $6,177 million relating to impairment reversals mainly in Integrated Gas and Upstream (see table 'Impairments' below).
12. Property, plant and equipment continued

2021 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	14,484	298,882	107,876	32,402	453,644
Additions	1,216	8,942	7,917	3,644	21,719
Sales, retirements and other movements [B]	(3,014)	(20,005)	(9,607)	(455)	(33,081)
Currency translation differences	(7)	(1,916)	(2,004)	(1,586)	(5,513)
At December 31	12,679	285,903	104,182	34,005	436,769
Depreciation, depletion and amortisation, including impairments
At January 1	5,258	167,711	58,242	12,733	243,944
Charge for the year	1,311	15,800	7,112	1,770	25,993
Sales, retirements and other movements [B]	(999)	(14,590)	(8,624)	(240)	(24,453)
Currency translation differences	10	(1,391)	(1,599)	(667)	(3,647)
At December 31	5,580	167,530	55,131	13,596	241,837
Carrying amount at December 31	7,099	118,373	49,051	20,409	194,932
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification to assets classified as held for sale. (See Note 18).

Summary of Impairments

	$ million
	2022	2021	2020
Impairment losses
Exploration and production	868	1,533	20,155
Manufacturing, supply and distribution	474	2,340	6,490
Other	457	21	31
Total [A]	1,799	3,894	26,676
Impairment reversals
Exploration and production	5,954	213	—
Manufacturing, supply and distribution	72	—	—
Other	151	1	—
Total [A]	6,177	214	—
[A]See Note 8.
Impairment losses in 2022 mainly related to the withdrawal from Russia ($854 million, see Note 6), the classification of an Upstream asset as held for sale ($320 million) and an impairment of capital expenditure additions in fully impaired sites in Chemicals and Products ($257 million).
The recognition of impairment reversals in 2022 resulted from the reversals of impairment losses recognised previously. These were mainly triggered by the revision of Shell's mid- and long-term commodity price assumptions reflecting the current energy market demand and supply fundamentals. They are related to: i) Integrated Gas for $3,449 million, mainly relating to the Queensland Curtis LNG asset; and ii) Upstream for $2,504 million, mainly related to two offshore projects in Brazil and an asset in the US Gulf of Mexico.
Summary of Commodity Price Assumptions Applied in Impairment Testing	The near-term commodity price assumptions applied in impairment testing in 2022 were as follows:
12. Property, plant and equipment continued

Commodity price assumptions [A]

2022	2023	2024	2025	2026
Brent crude oil ($/b)	80	70	70	71
Henry Hub natural gas ($/MMBtu)	4.00	3.50	3.50	3.98

2021	2022	2023	2024	2025
Brent crude oil ($/b)	60	60	60	63
Henry Hub natural gas ($/MMBtu)	2.75	2.75	2.75	3.00
[A]Money of the day.

Summary of Capitalised Exploration Drilling Costs

	$ million
	2022	2021	2020
At January 1	3,015	3,654	5,668
Additions pending determination of proved reserves	1,298	1,024	1,016
Amounts charged to expense	(881)	(639)	(815)
Reclassifications to productive wells on determination of proved reserves	(531)	(577)	(1,385)
Other movements	10	(447)	(830)
At December 31	2,911	3,015	3,654

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	11	819	24	549
Between 6 and 10 years	9	797	32	848
Between 11 and 15 years	1	3	10	210
Between 16 and 20 years	4	193	11	205
Total	25	1,812	77	1,812